Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2025
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]	Three months ended Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Jun 30, 2025 Jun 30, 2024 Net interest income 3,891 3,623 7,727 7,450 Trading income1 1,753 993 3,044 1,847 Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss 63 (83) 139 (101) Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss (140) 55 (178) 149 Total net gains (losses) on financial assets/liabilities at fair value through profit or loss 1,676 965 3,005 1,895 Total net interest income and net gains (losses) on financial assets/liabilitiesat fair value through profit or loss2 5,567 4,588 10,732 9,345 Corporate Treasury Services 718 753 1,446 1,489 Institutional Client Services 242 275 474 520 Business Banking 250 274 508 559 Corporate Bank3 1,210 1,301 2,428 2,568 Fixed Income & Currencies 2,279 2,033 5,187 4,509 Remaining products (94) (50) (230) (55) Investment Bank 2,185 1,983 4,957 4,454 Personal Banking 937 1,014 1,970 2,050 Wealth Management & Private Banking 548 545 1,109 1,072 Private Bank4 1,485 1,559 3,079 3,122 Asset Management 3 71 (39) 196 Corporate & Other 684 (326) 307 (994) Total net interest income and net gains (losses) on financial assets/liabilitiesat fair value through profit or loss 5,567 4,588 10,732 9,345 1 Trading income includes gains and losses from derivatives not qualifying for hedge accounting 2 Prior year segmental information has been aligned to presentation in the current year 3 Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking. The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior years’ comparatives are presented in the current reporting structure 4 Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management and Private Banking segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior years‘ comparatives are presented in the current reporting structure